Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information
Entity Registrant Name	LPATH, INC
Entity Central Index Key	0001251769
Document Type	S-4/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Entity Filer Category	Smaller Reporting Company